Offerings - Offering: 1	Nov. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the automatic Registration Statement on Form S-3 No. 333-291209 filed by the registrant on October 31, 2025. The amount registered includes an undetermined amount of securities having an aggregate amount of up to $200,000,000 that may be distributed from time to time pursuant to an equity distribution agreement dated November 7, 2025 between the registrant and the Agents named therein.